Expense Example {- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-14 - Fidelity Freedom® 2020 Fund - Fidelity Freedom 2020 Fund - Retail Class	May 29, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	185
5 years	318
10 years	$ 684